Cover Page	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2023
Entity Registrant Name	ICU MEDICAL INC/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34634
Entity Tax Identification Number	33-0022692
Entity Address, Address Line One	951 Calle Amanecer
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	949
Local Phone Number	366-2183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	ICUI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000883984
Current Fiscal Year End Date	--12-31